Stockholders' equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of restricted stock activity

A summary of the Company’s unvested shares of restricted stock as of September 30, 2017, is as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2016	4,169	$7.72
Granted	1,751	14.20
Vested	(2,378)	8.09

Unvested at September 30, 2017	3,542	$10.68

A summary of the Company’s unvested shares of restricted stock as of December 31, 2016, is as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2015	3,853	$5.81
Granted	2,899	9.62
Vested	(2,583)	7.00

Unvested at December 31, 2016	4,169	$7.72

Schedule of stock option activity

The Company’s option activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2016	185,591	$7.89
Issued	52,500	14.20
Exercised	(8,334)	3.30
Expired	(2,554)	19.50

Outstanding at September 30, 2017	227,203	$9.39

Exercisable at September 30, 2017	183,373	$8.28

The Company’s option activity under the 2006 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2015	179,426	$7.83
Issued	7,500	9.60
Exercised	(1,085)	6.25
Expired	(250)	23.40

Outstanding at December 31, 2016	185,591	$7.89

Exercisable at December 31, 2016	181,766	$7.86

Summary of options outstanding and exercisable

The following table summarizes information about options outstanding and exercisable at September 30, 2017:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average exercise price of outstanding and exercisable options
$3.30	79,337	1.8	79,337
$3.60	800	4.8	800
$5.70	10,336	7.4	10,132
$6.90	29,038	3.7	28,296
$7.50	15,837	5.6	15,837
$9.60	8,300	7.9	8,300
$9.90	800	0.8	800
$10.50	1,600	5.8	1,600
$10.80	2,400	6.8	2,400
$14.20	52,500	9.6	9,616
$23.40	26,255	6.3	26,255

	227,203		183,373	$8.28

The following table summarizes information about options outstanding and exercisable at December 31, 2016:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average price of outstanding and exercisable options
$3.30	87,671	2.5	87,671
$3.60	800	5.5	800
$5.70	10,336	8.2	9,760
$6.90	29,038	4.5	27,466
$7.50	15,837	6.3	15,837
$9.60	8,300	8.7	7,064
$9.90	800	1.5	800
$10.50	1,600	6.5	1,600
$10.80	2,400	7.5	2,400
$19.50	2,554	0.5	2,554
$23.40	26,255	7.1	25,814

	185,591		181,766	$7.86

Schedule of Stock Options Fair Value Assumption

The fair values of stock option grants to employees and members of the Board of Directors during 2016, 2015, and 2014 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	2016	2015	2014
Expected volatility	53%	88%	105%
Risk free interest rate	1.31%	1.54%	1.67%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	5	5	5

Summary of Share Based Compensation Expense

The following table summarizes share-based compensation costs recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014:

	2016	2015	2014
Research and development	$2,115	$6,699	$29,910
Sales and marketing	65,517	75,843	75,843
General and administrative	150,662	155,280	167,185

Total share-based compensation	$218,294	$237,822	$272,938